UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     May 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total:     $259,415 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD-CL A             Common           G1150G111    10725   390145 SH  0    Sole    0              352795        0    37350
AI BANCTEC                     Common           59784603      1150   165403 SH  0    Sole    0              165403        0        0
ANADARKO PETROLEUM CORP        Common           32511107      6319   162480 SH  0    Sole    0              143500        0    18980
APPLE INC                      Common           37833100       605     5752 SH  0    Sole    0                5712        0       40
AT&T INC                       Common           00206R102     1387    55022 SH  0    Sole    0               54872        0      150
BANCTEC INC                    Common           59784306      1150   165402 SH  0    Sole    0              165402        0        0
BECKMAN COULTER INC            Common           75811109       259     5075 SH  0    Sole    0                5075        0        0
BJ SERVICES CO                 Common           55482103       100    10000 SH  0    Sole    0               10000        0        0
BROADRIDGE FINANCIAL SOLUTIO   Common           11133T103    13173   707825 SH  0    Sole    0              639175        0    68650
CATERPILLAR INC                Common           149123101      584    20870 SH  0    Sole    0               20770        0      100
CEPHALON INC                   Common           156708109    22869   335810 SH  0    Sole    0              311000        0    24810
CHARLES RIVER LABORATORIES     Common           159864107     2866   105340 SH  0    Sole    0              103940        0     1400
CHEVRON CORP                   Common           166764100      289     4291 SH  0    Sole    0                4291        0        0
CHUBB CORP                     Common           171232101     1307    30875 SH  0    Sole    0               30775        0      100
CONOCOPHILLIPS                 Common           20825C104      308     7866 SH  0    Sole    0                7866        0        0
CVS CAREMARK CORP              Common           126650100     6964   253320 SH  0    Sole    0              229195        0    24125
DATAPATH INC-144A              Common           23808R205        1    12000 SH  0    Sole    0               12000        0        0
DSW INC-CLASS A                Common           23334L102      103    11130 SH  0    Sole    0               11130        0        0
EMC CORP/MASS                  Common           268648102      837    73445 SH  0    Sole    0               72995        0      450
EMERSON ELECTRIC CO            Common           291011104     1090    38125 SH  0    Sole    0               37950        0      175
ENDO PHARMACEUT HLDGS INC      Common           29264F205    10372   586665 SH  0    Sole    0              540415        0    46250
ENERGY COAL RESOURCES-144A     Common           29268G209     1971   122400 SH  0    Sole    0              120200        0     2200
EXPEDIA INC                    Common           30212P105     6889   758655 SH  0    Sole    0              686705        0    71950
EXPRESS SCRIPTS INC            Common           302182100     8628   186885 SH  0    Sole    0              170595        0    16290
EXXON MOBIL CORP               Common           30231G102      841    12350 SH  0    Sole    0               12350        0        0
FEDEX CORP                     Common           31428X106      653    14675 SH  0    Sole    0               14675        0        0
FIDELITY NATIONAL INFORMATIO   Common           31620M106     6878   377932 SH  0    Sole    0              340382        0    37550
FIRST AMERICAN FINANCIAL HOLD  Common           318782AAT      900    90000 SH  0    Sole    0               80000        0    10000
FIRST MERCURY FINANCIAL CORP   Common           320841109      467    32350 SH  0    Sole    0               32350        0        0
GENZYME CORP                   Common           372917104    23116   389225 SH  0    Sole    0              359550        0    29675
GOLD FIELDS LTD-SPONS ADR      Common           38059T106      133    11700 SH  0    Sole    0               11700        0        0
HALLIBURTON CO                 Common           406216101     6412   414480 SH  0    Sole    0              374530        0    39950
HCC INSURANCE HOLDINGS INC     Common           404132102      504    20000 SH  0    Sole    0               20000        0        0
HEWLETT-PACKARD CO             Common           428236103      865    26985 SH  0    Sole    0               26810        0      175
HOLOGIC INC                    Common           436440101    12164   929290 SH  0    Sole    0              859415        0    69875
INTL BUSINESS MACHINES CORP    Common           459200101      972    10035 SH  0    Sole    0                9995        0       40
JOHNSON & JOHNSON              Common           478160104      214     4075 SH  0    Sole    0                4075        0        0
JPMORGAN CHASE & CO            Common           46625H100      422    15865 SH  0    Sole    0               15865        0        0
KANSAS CITY SOUTHERN           Common           485170302      340    26765 SH  0    Sole    0               26765        0        0
KOHLS CORP                     Common           500255104     1063    25118 SH  0    Sole    0               24993        0      125
MARATHON OIL CORP              Common           565849106     2529    96185 SH  0    Sole    0               88035        0     8150
MASTERCARD INC-CLASS A         Common           57636Q104      254     1515 SH  0    Sole    0                1515        0        0
MICROSOFT CORP                 Common           594918104     3367   183300 SH  0    Sole    0              183300        0        0
MYLAN INC                      Common           628530107     5970   445200 SH  0    Sole    0              444350        0      850
NATIONAL OILWELL VARCO INC     Common           637071101     4613   160690 SH  0    Sole    0              140340        0    20350
PAID INC                       Common           69561N204        4    31000 SH  0    Sole    0               31000        0        0
PEPSICO INC                    Common           713448108      207     4030 SH  0    Sole    0                4030        0        0
PETROHAWK ENERGY CORP          Common           716495106      208    10830 SH  0    Sole    0               10830        0        0
PHARMACEUTICAL PRODUCT DEVEL   Common           717124101    11502   484925 SH  0    Sole    0              442150        0    42775
POLO RALPH LAUREN CORP         Common           731572103      487    11530 SH  0    Sole    0               11530        0        0
POTASH CORP OF SASKATCHEWAN    Common           73755L107     8144   100780 SH  0    Sole    0               90880        0     9900
RESEARCH IN MOTION             Common           760975102     8760   203195 SH  0    Sole    0              186880        0    16315
SAKS INC                       Common           79377W108      104    55440 SH  0    Sole    0               55440        0        0
SONIC INNOVATIONS INC          Common           83545M109       58    54325 SH  0    Sole    0               54325        0        0
ST JUDE MEDICAL INC            Common           790849103    11730   322868 SH  0    Sole    0              289093        0    33775
SUPERIOR ENERGY SERVICES INC   Common           868157108      233    18055 SH  0    Sole    0               18055        0        0
SYSCO CORP                     Common           871829107      620    27200 SH  0    Sole    0               27200        0        0
TEXTRON INC                    Common           883203101      567    98720 SH  0    Sole    0               98370        0      350
TIME WARNER CABLE              Common           88732J207      538    21684 SH  0    Sole    0               21684        0        0
TIME WARNER INC                Common           887317303     1667    86390 SH  0    Sole    0               86390        0        0
TITAN INTERNATIONAL INC        Common           88830M102       50    10000 SH  0    Sole    0               10000        0        0
TOWER GROUP INC                Common           891777104    15342   622917 SH  0    Sole    0              578989        0    43928
VERIZON COMMUNICATIONS INC     Common           92343V104      288     9525 SH  0    Sole    0                9525        0        0
VIRTUAL RADIOLOGIC CORP        Common           92826B104       99    14110 SH  0    Sole    0               14110        0        0
WALT DISNEY CO/THE             Common           254687106     2057   113275 SH  0    Sole    0              113275        0        0
WATERS CORP                    Common           941848103    10238   277085 SH  0    Sole    0              255335        0    21750
WRIGHT MEDICAL GROUP INC       Common           98235T107    13889  1065938 SH  0    Sole    0             1001888        0    64050